Allianz Life Insurance Company of North America                 [Company Logo]
Stewart D. Gregg, Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

September 26, 2007

VIA EDGAR

Ms. Sally Samuel, Senior Counsel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:   Allianz Life Insurance Company of North America
      Allianz Life Variable Account B
      Post Effective Amendment No. 4
      File Nos. 333-139701 and 811-05618

Dear Ms. Samuel:

Enclosed for filing please find Post-Effective Amendment No. 4 to the Form N-4 Registration Statement for the above-referenced Registrant. The amended prospectus reflects updates since the filing of Post-Effective No. 2 on August 21, 2007. Also included in this amendment are all financials statements and exhibits.

The prospectus has been updated to include several additional non-material changes and edits based on staff comments that were received recently on a similar product being issued in the state of New York by our affiliate, Allianz Life Insurance Company of New York (File No. 333-143195 and 811-05716), that was declared effective on August 31, 2007. The additional changes include the following:

o Fee Table Examples - inclusion of updated example numbers and clarification of exactly what the 2.53% and 0.49% represent.
o Free Look/Right to Examine Section - clarification that the refund amount would occur when a refund of Purchase Payment is required and that it is equal to the greater of Purchase Payments less withdrawals or Contract Value, regardless of the allocation.
o Update to the word "bonus" to lower case when not used as part of the terms "Bonus Option" or "Bonus Value."
o Footnotes - incorporated into the referenced text throughout, provided readability is not diluted.
o Appendix C & D calculations and examples - added paragraph disclosing the potential M&E change upon reset from the manual and automatic reset sections in the body of the prospectus.

Within the attached Pre-Effective Amendment No. 4 are letters, submitted by Allianz Life of North America and the principal underwriter of the Separate Account pursuant to Rule 461 under the Securities Act of 1933, that request acceleration of the effectiveness of the Registration Statement to October 22, 2007, or as soon as practicable after the filing of such amendment.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management reflecting changes between Post-Effective Amendments 2 and 4.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

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The Company acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Mpls, MN 55416. Telephone:
(763)765-2913

Sincerely,

Allianz Life Insurance Company of North America


By:    /s/ Stewart Gregg
       __________________________________________
       Stewart D. Gregg

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